UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  April 30, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          31
Form 13F Information Table Value Total:          $253536
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     3229   978489 SH       Sole                   978489
Alere Inc Com                  COM              01449J105    18495   472529 SH       Sole                   472529
Assisted Living Concepts       COM              04544X300     2474    63214 SH       Sole                    63214
CA Inc                         COM              12673P105    11980   495442 SH       Sole                   495442
CGI Group Inc                  COM              39945C109     3171   151484 SH       Sole                   151484
Charming Shoppes Inc           COM              161133103    11990  2814579 SH       Sole                  2814579
Christopher & Banks Corp       COM              171046105     1789   276078 SH       Sole                   276078
Ciber Inc Com                  COM              17163B102    12053  1798961 SH       Sole                  1798961
DTS Inc                        COM              23335C101    11414   244773 SH       Sole                   244773
Devon Energy Corp              COM              25179M103      910     9913 SH       Sole                     9913
Endeavour Intl Corp            COM              29259G200    11991   944166 SH       Sole                   944166
Fidelity Natl Finl             COM              31620R105    15604  1104342 SH       Sole                  1104342
Interpublic Group Cos          COM              460690100      535    42560 SH       Sole                    42560
Kar Auction Services           COM              48238t109     1505    98134 SH       Sole                    98134
Kinder Morgan Mgt LLC          COM              49455U100    11017   167966 SH       Sole                   167966
Lifepoint Hosps Inc            COM              53219L109    12817   318859 SH       Sole                   318859
Manitowoc Company Inc          COM              563571108     1857    84879 SH       Sole                    84879
Northstar Rlty Fin Corp Com    COM              66704R100    10495  1961705 SH       Sole                  1961705
Office Depot Inc               COM              676220106     8487  1833057 SH       Sole                  1833057
Pfizer Inc                     COM              717081103    11679   575061 SH       Sole                   575061
Safeway Inc                    COM              786514208    10714   455129 SH       Sole                   455129
Spartech Corp                  COM              847220209     1369   188829 SH       Sole                   188829
Staples Inc                    COM              855030102     7726   397829 SH       Sole                   397829
Talbots Inc                    COM              874161102    15060  2493344 SH       Sole                  2493344
Temple Inland Inc              COM              879868107    15219   650376 SH       Sole                   650376
Terex Corp                     COM              880779103     3396    91676 SH       Sole                    91676
Tupperware Brands Corp         COM              899896104    19976   334551 SH       Sole                   334551
Unitedhealth Group Inc         COM              91324P102      397     8791 SH       Sole                     8791
Us Ecology Inc                 COM              025533407     1235    70837 SH       Sole                    70837
Waste Management Inc           COM              94106L109      520    13914 SH       Sole                    13914
Western Union                  COM              959802109    14433   694873 SH       Sole                   694873